COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Operating Leases, Rent Expense, Net	$ 327,000	$ 363,000	$ 380,000	$ 480,000
Operating Leases Agreement Description	The term of the extension agreement is five years, from March 1, 2010 through February 28, 2015, and represents a lease commitment of approximately $378,000 per year through the lease term.		The term of the extension agreement is five years, from March 1, 2010 through February 28, 2015, and represents a lease commitment of $375,000 per year through the lease term.